CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 1,150	$ 1,165
Restricted cash	1,380	1,058
Trade receivables (net of allowance for doubtful accounts of $65 and $47 at December 31, 2018 and 2017, respectively)	604	564
Other accounts receivable and prepaid expenses (Note 3)	101	74
Assets of discontinued operations (Note 1b)	151	1,301
Total current assets	3,386	4,162
SEVERANCE PAY FUND	541	856
PROPERTY AND EQUIPMENT, NET (Note 4)	60	107
OTHER ASSETS:
Intangible assets, net (Note 2i)	21	42
Goodwill	3,479	3,479
Total other assets	3,500	3,521
Total assets	7,487	8,646
CURRENT LIABILITIES:
Trade payables	164	308
Deferred revenues	1,053	1,744
Accrued expenses and other liabilities (Note 5)	2,394	2,283
Liabilities of discontinued operations (Note 1b)	570	1,380
Total current liabilities	4,181	5,715
LONG-TERM LIABILITIES:
Accrued severance pay	722	1,073
Deferred tax liability (Note 7)	181	146
Total long-term liabilities	903	1,219
COMMITMENTS AND CONTINGENT LIABILITIES (Note 6)
SHAREHOLDERS' EQUITY (Note 9):
Share capital - Ordinary shares of NIS 0.03 par value: Authorized: 17,000,000 and 6,666,667 shares at December 31, 2018 and 2017, respectively; Issued: 3,296,123 and 3,120,684 shares at December 31, 2018 and 2017, respectively; Outstanding: 3,294,323 and 3,118,884 shares at December 31, 2018 and 2017, respectively	27	25
Preferred Shares of NIS 0.03 par value: Authorized: 3,000,000 and 0 shares at December 31, 2018 and 2017, respectively; Issued and Outstanding: 1,315,789 and 0 shares at December 31, 2018 and 2017, respectively	10
Additional paid-in capital	29,807	28,188
Treasury shares at cost (1,800 Ordinary shares at December 31, 2018 and 2017)	(29)	(29)
Accumulated deficit	(27,412)	(26,472)
Total shareholders' equity	2,403	1,712
Total liabilities and shareholders' equity	$ 7,487	$ 8,646